Treasury Shares (Details) - Schedule of Treasury Shares - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Treasury Shares [Abstract]
Number of shares, Balance	3,800
Treasury shares amount, Balance	$ 49
Number of shares, Repurchases	927,033
Treasury shares amount, Repurchases	$ 12,603	$ 23,813
Number of shares, Cancellation	(646,789)
Treasury shares amount, Cancellation	$ (8,673)
Number of shares, Balance	284,044
Treasury shares amount, Balance	$ 3,979